Note 4-Loans Payable	9 Months Ended
Sep. 30, 2014
Notes
Note 4-Loans Payable

Note 4—LOANS PAYABLE

In February 2014, the Company entered into a convertible promissory note totaling $16,601 with ICPI for office lease expenses through February 2015.  ICPI may convert all or any part of the outstanding and unpaid principal into shares of Series A Preferred Stock at a price of $0.50 per share.